CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tangible fixed assets
Land and buildings	$ 8,127
Vessels and capitalized dry-docking	1,674,795	$ 1,396,558
Prepayments on vessels	95,003	45,491	$ 88,400
Other plant and operating equipment	4,256	2,973
Total tangible fixed assets	1,782,181	1,445,022
Financial assets
Investments in joint ventures	1,169	71
Loan receivables	4,617
Other investments	1	5
Total financial assets	5,787	76
Total non-current assets	1,787,968	1,445,098
CURRENT ASSETS
Bunkers	34,837	39,404
Freight receivables	89,830	85,997
Other receivables	6,168	7,488
Prepayments	3,468	2,855
Cash and cash equivalents, including restricted cash	72,483	127,361	134,207
Current assets, excluding assets held-for-sale	206,786	263,105
Assets held-for-sale	9,127	6,197
Total current assets	215,913	269,302
TOTAL ASSETS	2,003,881	1,714,400
EQUITY
Common shares	747	742
Share premium	101,289	97,092
Treasury shares	(2,887)	(2,887)
Hedging reserves	(11,751)	254
Translation reserves	330	(96)
Retained profit	919,959	752,106
Total equity	1,007,687	847,211	791,050
NON-CURRENT LIABILITIES
Deferred tax liability	44,901	44,909
Borrowings	756,352	655,164	$ 651,600
Total non-current liabilities	801,253	700,073
CURRENT LIABILITIES
Borrowings	99,025	94,422
Trade payables	47,120	35,122
Current tax liabilities	1,476	1,010
Other liabilities	47,316	36,503
Deferred income	4	59
Total current liabilities	194,941	167,116
Total liabilities	996,194	867,189
TOTAL EQUITY AND LIABILITIES	$ 2,003,881	$ 1,714,400